Columbia Variable Portfolio – Core Equity Fund
First Quarter Report
March 31, 2026 (Unaudited)
This Fund is closed to new investors.
Please remember that you may not buy (nor will you own) shares of the Fund directly. You invest by owning RiverSource Variable Annuity Fund A or RiverSource Variable Annuity Fund B and allocating your purchase payments to the variable account that invests in the Fund. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Variable Portfolio – Core Equity Fund, March 31, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.5%
Issuer	Shares	Value ($)
Communication Services 10.1%
Interactive Media & Services 10.1%
Alphabet, Inc., Class A	49,066	14,109,419
Meta Platforms, Inc., Class A	12,193	6,975,981
Total		21,085,400
Total Communication Services		21,085,400
Consumer Discretionary 9.8%
Automobile Components 0.6%
Aptiv PLC(a)	19,115	1,327,346
Automobiles 1.2%
General Motors Co.	5,696	424,352
Tesla, Inc.(a)	5,560	2,066,930
Total		2,491,282
Broadline Retail 2.4%
Amazon.com, Inc.(a)	23,738	4,943,913
Hotels, Restaurants & Leisure 2.2%
Booking Holdings, Inc.	771	3,246,157
Expedia Group, Inc.	5,680	1,311,455
Total		4,557,612
Specialty Retail 1.0%
Ross Stores, Inc.	9,956	2,156,768
Textiles, Apparel & Luxury Goods 2.4%
Ralph Lauren Corp.	5,433	1,868,898
Tapestry, Inc.	21,857	3,084,241
Total		4,953,139
Total Consumer Discretionary		20,430,060
Consumer Staples 4.8%
Beverages 0.5%
Molson Coors Beverage Co., Class B	23,433	1,009,025
Consumer Staples Distribution & Retail 0.4%
Kroger Co. (The)	10,802	781,633
Food Products 0.2%
Conagra Brands, Inc.	19,495	306,461
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Products 1.7%
Colgate-Palmolive Co.	5,060	431,264
Procter & Gamble Co. (The)	21,680	3,131,459
Total		3,562,723
Tobacco 2.0%
Altria Group, Inc.	64,137	4,232,401
Total Consumer Staples		9,892,243
Energy 3.8%
Oil, Gas & Consumable Fuels 3.8%
Chevron Corp.	25,897	5,358,089
Exxon Mobil Corp.	8,189	1,389,346
Valero Energy Corp.	4,779	1,180,795
Total		7,928,230
Total Energy		7,928,230
Financials 12.2%
Banks 2.6%
Citigroup, Inc.	32,925	3,734,024
U.S. Bancorp	30,443	1,583,341
Total		5,317,365
Capital Markets 4.6%
Bank of New York Mellon Corp. (The)	28,217	3,347,383
Blackrock, Inc.	2,544	2,446,590
Charles Schwab Corp. (The)	18,574	1,745,584
CME Group, Inc.	1,302	384,546
S&P Global, Inc.	3,996	1,699,659
Total		9,623,762
Consumer Finance 1.4%
Synchrony Financial	41,150	2,799,023
Financial Services 1.9%
MasterCard, Inc., Class A	8,028	4,011,270
Insurance 1.7%
Allstate Corp. (The)	17,402	3,608,131
Total Financials		25,359,551

Columbia Variable Portfolio – Core Equity Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Core Equity Fund, March 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 9.8%
Biotechnology 2.2%
AbbVie, Inc.	6,580	1,431,084
Amgen, Inc.	2,517	885,606
Argenx SE, ADR(a)	288	210,312
BioMarin Pharmaceutical, Inc.(a)	4,620	260,984
Insmed, Inc.(a)	2,158	352,876
Regeneron Pharmaceuticals, Inc.	742	573,299
Vertex Pharmaceuticals, Inc.(a)	1,903	849,766
Total		4,563,927
Health Care Providers & Services 1.8%
Centene Corp.(a)	9,400	307,756
CVS Health Corp.	12,476	896,026
McKesson Corp.	3,068	2,654,925
Total		3,858,707
Life Sciences Tools & Services 1.2%
Charles River Laboratories International, Inc.(a)	14,075	2,427,937
Pharmaceuticals 4.6%
Bristol-Myers Squibb Co.	72,935	4,423,508
Pfizer, Inc.	86,599	2,431,700
Viatris, Inc.	202,377	2,734,113
Total		9,589,321
Total Health Care		20,439,892
Industrials 8.4%
Aerospace & Defense 2.0%
General Dynamics Corp.	11,032	3,786,403
Lockheed Martin Corp.	500	302,195
Total		4,088,598
Air Freight & Logistics 0.4%
FedEx Corp.	2,528	900,423
Construction & Engineering 0.2%
EMCOR Group, Inc.	512	378,015
Electrical Equipment 0.2%
Rockwell Automation, Inc.	1,224	439,269
Ground Transportation 0.3%
Uber Technologies, Inc.(a)	7,508	540,050
Machinery 3.1%
Common Stocks (continued)
Issuer	Shares	Value ($)
Nordson Corp.	2,553	679,251
Pentair PLC	32,726	2,850,762
Snap-On, Inc.	7,993	2,903,218
Total		6,433,231
Passenger Airlines 1.1%
Delta Air Lines, Inc.	36,179	2,405,180
Professional Services 1.1%
Automatic Data Processing, Inc.	4,948	1,005,335
Broadridge Financial Solutions, Inc.	8,097	1,315,600
Total		2,320,935
Total Industrials		17,505,701
Information Technology 32.4%
Communications Equipment 2.6%
Arista Networks, Inc.(a)	25,995	3,191,666
Cisco Systems, Inc.	26,968	2,092,447
Total		5,284,113
Electronic Equipment, Instruments & Components 2.0%
Keysight Technologies, Inc.(a)	11,617	3,280,292
TE Connectivity PLC	3,948	825,211
Total		4,105,503
Semiconductors & Semiconductor Equipment 13.2%
Broadcom, Inc.	7,347	2,273,970
KLA Corp.	701	1,032,159
Lam Research Corp.	3,683	786,910
Micron Technology, Inc.	4,223	1,426,698
NVIDIA Corp.	109,337	19,068,373
QUALCOMM, Inc.	12,020	1,547,936
Teradyne, Inc.	4,468	1,324,583
Total		27,460,629
Software 8.4%
Adobe, Inc.(a)	11,210	2,724,927
Autodesk, Inc.(a)	1,178	282,013
Microsoft Corp.	25,113	9,296,079
Palantir Technologies, Inc., Class A(a)	18,890	2,763,229
Salesforce, Inc.	10,921	2,038,623
ServiceNow, Inc.(a)	3,595	375,858
Total		17,480,729
Columbia Variable Portfolio – Core Equity Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Core Equity Fund, March 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Technology Hardware, Storage & Peripherals 6.2%
Apple, Inc.(b)	50,952	12,931,108
Total Information Technology		67,262,082
Materials 2.7%
Chemicals 1.8%
CF Industries Holdings, Inc.	28,550	3,706,932
Metals & Mining 0.9%
Newmont Corp.	16,998	1,840,034
Total Materials		5,546,966
Real Estate 1.7%
Hotel & Resort REITs 0.2%
Host Hotels & Resorts, Inc.	18,424	353,004
Specialized REITs 1.5%
Equinix, Inc.	2,360	2,313,367
SBA Communications Corp.	4,840	833,012
Total		3,146,379
Total Real Estate		3,499,383
Utilities 2.8%
Electric Utilities 2.3%
Edison International	17,072	1,249,329
Exelon Corp.	28,780	1,410,796
PG&E Corp.	121,881	2,141,449
Total		4,801,574
Common Stocks (continued)
Issuer	Shares	Value ($)
Independent Power and Renewable Electricity Producers 0.5%
AES Corp. (The)	77,050	1,085,634
Total Utilities		5,887,208
Total Common Stocks (Cost $152,696,070)		204,836,716

Money Market Funds 1.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.790%(c),(d)	3,245,433	3,244,135
Total Money Market Funds (Cost $3,244,752)		3,244,135
Total Investments in Securities (Cost: $155,940,822)		208,080,851
Other Assets & Liabilities, Net		(246,039)
Net Assets		207,834,812
At March 31, 2026, securities and/or cash totaling $656,555 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	11	06/2026	USD	3,613,913	—	(85,910)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with investments sold short and/or derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at March 31, 2026.

Columbia Variable Portfolio – Core Equity Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Core Equity Fund, March 31, 2026 (Unaudited)
Notes to Portfolio of Investments (continued)
(d)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.790%
	2,184,773	7,159,713	(6,099,728)	(623)	3,244,135	(1)	25,317	3,245,433
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
Columbia Variable Portfolio – Core Equity Fund  | 2026

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT7003_(05/26)